Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [LineItems]
Net earnings	$ 126	$ 180	$ 319	$ 284
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(37)	(10)	(34)	(19)
Cash flow hedges adjustments to equity	17	5	14	14
Foreign currency translation adjustments to equity	22	2	(195)	35
Share of other comprehensive income (loss) in equity method investments	54	5	(47)	(26)
Related tax (expense) benefit on share of other comprehensive income (loss) in equity method investments	(14)	(2)	11	6
Reclassification of foreign currency translation adjustments on disposal of businesses		9		9
Other comprehensive income that will be reclassified to profit or loss, net of tax	42	9	(251)	19
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	13	3	5	1
Remeasurement on defined benefit pension plans	65	(3)	23	(10)
Related tax (expense) benefit on remeasurement on defined benefit pension plans	(15)		(2)	2
Share of other comprehensive income (loss) in equity method investments	3	15	(3)	9
Related tax (expense) benefit on share of other comprehensive income (loss) in equity method investments	(1)	(3)	1	(2)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	65	12	24
Other comprehensive income (loss)	107	21	(227)	19
Total comprehensive income	233	201	92	303
Comprehensive income (loss) for the period attributable to:
Total comprehensive income	233	201	92	303
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	238	228	95	340
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ (5)	$ (27)	$ (3)	$ (37)